UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Tax-Advantaged Dividend Income Fund

Ticker: HTD

Quarterly portfolio holdings 7/31/2014

INVESTMENTS

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 69.5% (46.1% of Total Investments)		$586,464,834

(Cost $422,745,666)

Energy 12.1%		101,962,095

Oil, Gas & Consumable Fuels 12.1%
BP PLC, ADR	187,500	9,181,875
Chevron Corp.	40,000	5,169,600
ConocoPhillips (Z)	120,000	9,900,000
ONEOK, Inc.	515,000	33,181,450
Royal Dutch Shell PLC, ADR	79,000	6,464,570
Spectra Energy Corp. (Z)	905,000	37,032,600
Total SA, ADR	16,000	1,032,000

Telecommunication Services 3.7%		31,488,147

Diversified Telecommunication Services 2.9%
AT&T, Inc. (Z)	390,000	13,880,100
Verizon Communications, Inc. (Z)	214,160	10,797,947

Wireless Telecommunication Services 0.8%
Vodafone Group PLC	205,000	6,810,100

Utilities 53.7%		453,014,592

Electric Utilities 22.4%
American Electric Power Company, Inc. (Z)	590,000	30,674,100
Duke Energy Corp. (Z)	310,000	22,360,300
FirstEnergy Corp.	630,000	19,662,300
Northeast Utilities (Z)	657,500	28,864,250
OGE Energy Corp. (Z)	540,000	19,413,000
Pinnacle West Capital Corp.	70,000	3,744,300
PPL Corp. (Z)	500,000	16,495,000
The Southern Company (Z)	390,000	16,883,100
UIL Holdings Corp. (Z)	530,000	18,608,300
Xcel Energy, Inc. (Z)	405,000	12,474,000

Gas Utilities 5.1%
AGL Resources, Inc.	100,550	5,192,402
Atmos Energy Corp.	570,000	27,542,400
Northwest Natural Gas Company (Z)	85,000	3,673,700
ONE Gas, Inc.	173,015	6,228,540

Multi-Utilities 26.2%
Alliant Energy Corp. (Z)	160,000	9,040,000
Ameren Corp. (Z)	555,000	21,339,750
Black Hills Corp. (Z)	440,000	23,192,400
Dominion Resources, Inc. (Z)	400,000	27,056,000
DTE Energy Company (Z)	250,000	18,455,000
Integrys Energy Group, Inc. (Z)	485,000	31,796,600
National Grid PLC, ADR	230,000	16,511,700
NiSource, Inc.	785,000	29,578,800
Public Service Enterprise Group, Inc. (Z)	170,000	5,978,900
TECO Energy, Inc.	500,000	8,730,000
Vectren Corp. (Z)	775,000	29,519,750

1

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Preferred Securities 78.8% (52.3% of Total Investments)		$665,188,094

(Cost $657,091,518)

Financials 51.8%		437,370,539

Banks 19.4%
Barclays Bank PLC, Series 5, 8.125% (Z)	505,000	13,023,950
BB&T Corp., 5.625%	600,000	14,136,000
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	480,000	10,622,400
BB&T Corp. (Callable 6-1-18), 5.200%	263,900	5,829,551
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	700,000	17,591,000
HSBC Holdings PLC, 8.000% (Z)	325,000	8,797,750
HSBC Holdings PLC, 8.125% (Z)	50,000	1,303,500
HSBC USA, Inc., 6.500%	19,500	492,180
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)	40,000	1,089,200
Santander Finance Preferred SAU, Series 1, 6.410% (Z)	15,500	392,150
Santander Finance Preferred SAU, Series 10, 10.500% (Z)	277,000	7,096,740
Santander Holdings USA, Inc., Series C, 7.300%	110,000	2,769,800
The PNC Financial Services Group, Inc., 5.375% (Z)	470,000	10,894,600
U.S. Bancorp, 5.150% (Z)	945,000	21,186,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	296,000	8,394,560
Wells Fargo & Company, 6.000%	210,000	5,170,200
Wells Fargo & Company, 8.000%	1,207,000	35,365,100

Capital Markets 11.1%
Morgan Stanley, 6.625%	957,915	24,225,670
Morgan Stanley, 7.125%	300,000	8,268,000
State Street Corp., 5.250% (Z)	1,010,000	23,240,100
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR +
3.108%)	25,000	644,250
The Bank of New York Mellon Corp., 5.200% (Z)	475,000	11,001,000
The Goldman Sachs Group, Inc., 5.950% (Z)	860,000	20,717,400
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	215,000	5,304,050

Consumer Finance 0.4%
SLM Corp., Series A, 6.970% (Z)	74,000	3,596,400

Diversified Financial Services 15.9%
Bank of America Corp., 6.375% (Z)	139,000	3,484,730
Bank of America Corp., 6.625% (Z)	355,000	9,027,650
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,754,600
Citigroup, Inc., Depositary Shares, Series AA, 8.125%	270,400	7,874,048
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	8,122,000
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	21,926,100
ING Groep NV, 6.200% (Z)	109,100	2,761,321
ING Groep NV, 7.050% (Z)	150,000	3,853,500
JPMorgan Chase & Company, 5.450%	240,000	5,383,200
JPMorgan Chase & Company, 5.500% (Z)	980,000	22,118,600
JPMorgan Chase & Company, 6.700%	30,000	764,400
RBS Capital Funding Trust VII, 6.080% (Z)	983,000	23,513,360
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	855,000	19,887,300

Insurance 4.7%
Aegon NV, 6.500%	96,512	2,444,649
MetLife, Inc., Series B, 6.500% (Z)	1,415,000	36,110,800
Prudential Financial, Inc., 5.750%	40,000	1,000,000

2

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Real Estate Investment Trusts 0.2%
Ventas Realty LP, 5.450%	63,000	$1,500,030

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250%	60,000	691,800

Industrials 0.3%		3,071,250

Machinery 0.3%
Stanley Black & Decker, Inc., 5.750% (Z)	125,000	3,071,250

Telecommunication Services 5.6%		47,022,170

Diversified Telecommunication Services 3.8%
Qwest Corp., 6.125% (Z)	730,000	17,155,000
Qwest Corp., 7.375% (Z)	366,000	9,592,860
Qwest Corp., 7.500% (Z)	120,000	3,168,000
Verizon Communications, Inc., 5.900%	73,000	1,860,040

Wireless Telecommunication Services 1.8%
Telephone & Data Systems, Inc., 5.875%	340,000	7,711,200
Telephone & Data Systems, Inc., 6.625%	30,000	735,900
Telephone & Data Systems, Inc., 6.875% (Z)	243,000	6,048,270
United States Cellular Corp., 6.950% (Z)	30,000	750,900

Utilities 21.1%		177,724,135

Electric Utilities 18.7%
Alabama Power Company, Class A, 5.300% (Z)	197,550	5,037,525
Duke Energy Corp., 5.125%	240,000	5,613,600
Duquesne Light Company, 6.500%	427,000	21,350,000
Entergy Arkansas, Inc., 4.560%	9,388	876,898
Entergy Arkansas, Inc., 6.450%	135,000	3,412,976
Entergy Mississippi, Inc., 4.920%	8,190	822,328
Entergy Mississippi, Inc., 6.250%	197,500	4,838,750
Gulf Power Company, 5.600%	87,791	8,061,373
Interstate Power & Light Company, 5.100%	1,460,000	36,047,400
Mississippi Power Company, 5.250%	267,500	6,759,725
NextEra Energy Capital Holdings, Inc., 5.000%	110,000	2,308,900
NextEra Energy Capital Holdings, Inc., 5.125%	60,000	1,300,200
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	230,000	5,563,700
PPL Capital Funding, Inc., 5.900%	1,010,000	23,957,200
SCE Trust I, 5.625%	140,000	3,255,000
SCE Trust II, 5.100% (Z)	1,315,000	28,206,750

Multi-Utilities 2.4%
BGE Capital Trust II, 6.200% (Z)	250,000	6,250,000
DTE Energy Company, 5.250%	165,000	3,903,900
DTE Energy Company, 6.500% (Z)	175,000	4,574,500
Integrys Energy Group, Inc., 6.000%	217,000	5,583,410

3

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 0.4% (0.2% of Total Investments)				$3,255,000

(Cost $3,000,000)

Utilities 0.4%				3,255,000

Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	$3,000,000	3,255,000

			Par value	Value

Short-Term Investments 2.1% (1.4% of Total Investments)				$17,263,000

(Cost $17,263,000)

Repurchase Agreement 2.1%				17,263,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $17,263,000 on 8-1-14, collateralized by $17,700,000 Federal Home Loan Mortgage Corp., 1.000% -
1.100% due 9-27-17 - 10-5-17 (valued at $17,614,319, including
interest)			17,263,000	17,263,000

Total investments (Cost $1,100,100,184)† 150.8%				$1,272,170,928

Other assets and liabilities, net (50.8%)				($428,440,003)

Total net assets 100.0%				$843,730,925

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-14 was $711,921,830.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,107,486,483. Net unrealized appreciation aggregated $164,684,445, of which $198,341,304 related to appreciated investment securities and $33,656,859 related to depreciated investment securities.

4

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks	$586,464,834	$586,464,834	—	—
Preferred Securities
Financials	437,370,539	437,370,539	—	—
Industrials	3,071,250	3,071,250	—	—
Telecommunication Services	47,022,170	45,162,130	$1,860,040	—
Utilities	177,724,135	159,711,810	18,012,325	—
Corporate Bonds	3,255,000	—	3,255,000	—
Short-Term Investments	17,263,000	—	17,263,000	—

Total Investments in Securities	$1,272,170,928	$1,231,780,563	$40,390,365	—
Other Financial Instruments:
Futures	$383,173	$383,173	—	—
Swaps	($1,100,475)	—	($1,100,475)	—
Written Options	($300,126)	($300,126)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close

5

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at July 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

10-Year U.S.
Treasury Note	980	Short	Sep 2014	($122,500,361)	($122,117,188)	$383,173
Futures

						$383,173

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2014, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the period ended July 31, 2014 and the contracts held at July 31, 2014.

	Number of
	Contracts	Premium Received
Outstanding, beginning of period	1,030	$2,043,513
Options written	9,310	16,429,578
Option closed	(7,560)	(15,882,404)
Options expired	(1,655)	(1,538,398)
Outstanding, end of period	1,125	$1,052,289

6

Tax-Advantaged Dividend Income Fund
As of 7-31-14 (Unaudited)

	Exercise	Expiration	Number of
OPTIONS	Price	Date	Contracts	Premium	Value

Calls
NASDAQ 100 Stock Index	$3,925.00	Aug 2014	40	$ 167,023	($117,200)
Philadelphia Semiconductor Index	640.00	Aug 2014	115	103,150	(4,600)
PHLX Housing Sector Index	200.00	Aug 2014	375	118,860	(6,563)
S&P 500 Index	1,970.00	Aug 2014	350	656,161	(166,250)
S&P 500 Index	2,045.00	Aug 2014	245	7,095	(5,513)
			1,125	$1,052,289	($300,126)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2014, the fund used interest rate swaps to manage against anticpated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2014.

					Unamortized
	US	Payments	Payments		Upfront
	Notional	Made by	Received	Maturity	Payment Paid
Counterparty	Amount	Fund	by Fund	Date	(Received)	Market Value

Morgan
Stanley
Capital		Fixed	3-Month
Services	86,000,000	1.4625%	LIBOR(a)	Aug 2016	-	($1,810,010)
Morgan
Stanley
Capital		Fixed	3-Month
Services	86,000,000	0.8750%	LIBOR(a)	Jul 2017	-	709,535
	172,000,000				-	($1,100,475)

(a) At 7-31-14, the 3-month LIBOR rate was 0.2391%.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
________________
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014